ESTIMATION OF FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure of Detailed Information About Sensitivity Analysis of Changes on Assumptions Related to Investments Classified as Equity Instruments at FVOCI [Text Block]

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1 x	Ps.	2,860	Ps.	(2,865)
Adjusted net Asset Value
Most relevant variable in assets	+/-10%		331		(287)
Adjusted discounted cash flow
Growth in residual values after 5 years	+/-1%		303		(270)
	+/-30 bp		220		(223)
Income	+/-1%		858		(1,017)
	+/- 1% anual		371		(378)
Discount rates	+/- 50 bp		604		(607)
Discount interest rates	+/- 50 bp		648		(639)
		Ps.	6,195	Ps.	(6,286)

Disclosure of detailed information about sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities [Text Block]

	December 31, 2019				December 31, 2018
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(637,556)	Ps.	979,942	Ps.	(637,463)	Ps.	979,778
Perpetuity growth rate (*)		550,652		(387,750)		550,567		(387,696)

Disclosure of detailed information about Yield per hectare Based on the crop composition and the planting year of the different clones [Text Block]

Tons of rubber per
Year	hectare per year
Year 7	0.60
Year 8	0.90
Year 9	1.40
Year 10 and other	1.90

Disclosure of detailed information about Yield per hectare Based on the crop composition and the planting year of the crops [Text Block]

Tons of fresh fruit
Year	per hectare
0 to 3	—
4	4
5	10
6	12
7	22
7 to 18	22
More than 18	36
Weighted average	18

Disclosure of detailed information about the oil extraction rate that defines the amount of crude palm oil that is produced [Text Block]

Year	Extraction Rate (%)
0 to 3	19
4	23
5	23
6	23
7	23
7 to 18	23
More than 18	21
Weighted average	23

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2019	December 31, 2018
Income in Thousands of USD dollars forecasted	92,611	120,265
Notional amount contracts forward Thousands of USD	92,611	120,265
% hedged	100%	100%
Fair value in Colombian pesos	(874)	(13,414)
# of contracts	158	1,470

Disclosure of detailed information about transfer of fair value between level 1 and 2 [Text Block]

December 31, 2019

	Investments in debt				Investments in debt
	securities at FVTPL				securities at FVOCI
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	—	Ps.	72,451	Ps.	591,093
Securities issued or secured by other Colombian Government entities		—		1		—		38,324
Securities issued or secured by other financial entities		—		—		3,301		119,271
	Ps.	—	Ps.	1	Ps.	75,752	Ps.	748,688

December 31, 2018

	Investments in debt				Investments in debt
	securities at FVTPL				securities at FVOCI
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	—	Ps.	17,668	Ps.	14,081
Securities issued or secured by other Colombian Government entities		—		—		229,202		—
Securities issued or secured by other financial entities		—		—		—		189,013
	Ps.	—	Ps.	—	Ps.	246,870	Ps.	203,094

Disclosure of detailed information about Changes in Level 3 Fair-Value Category [Text Block]

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
December 31, 2016	Ps.	27,377	Ps.	—	Ps.	2,072,674	Ps.	48,002	Ps.	610,188
Valuation adjustment with an effect on income		765		—		209,937		13,503		46,675
Valuation adjustments with an effect on OCI		(8,540)		—		—		—		—
Transfers to non-current assets held for sale		—		—		—		—		101,469
Reclassification		—		25,341		—		—		(30,143)
Additions		—		—		—		24,409		84,036
Sales / redemptions		—		—		—		(19,775)		(28,431)
December 31, 2017	Ps.	19,602	Ps.	25,341	Ps.	2,282,611	Ps.	66,139	Ps.	783,794
Adoption IFRS 9 (1)		—		102,214		—		—		—
Valuation adjustment with an effect on income		(5,119)		9,207		205,803		20,606		39,415
Valuation adjustments with an effect on OCI		—		1,426		—		—		—
Transfers from non-current assets held for sale		—		—		—		—		19,719
Reclassification		—		25,989		—		(96)		10,780
Additions		—	(*)	396,136		—		20,900		61,300
Sales / redemptions		(750)		—		—		(23,343)		(78,684)
December 31, 2018	Ps.	13,733	Ps.	560,313	Ps.	2,488,414	Ps.	84,206	Ps.	836,324
Valuation adjustment with an effect on income		(3,018)		18,721		217,616		18,914		19,597
Valuation adjustments with an effect on OCI		—		3,101		—		—		5,288
Transfers from non-current assets held for sale		—		—		—		—		21,722
Reclassification		—		—		—		—		(2,078)
Additions		—		238		—		20,559		116,702
Sales / redemptions		(613)		(74)		—		(18,822)		(68,989)
December 31, 2019	Ps.	10,102	Ps.	582,299	Ps.	2,706,030	Ps.	104,857	Ps.	928,566

(*)    Includes investment in NEXUS Real Estate Capital Funds by Banco de Bogota of Ps. 330,350, Banco Popular of Ps.24,222, Alpopular of Ps. 41,070 and Fiduciaria Popular of Ps.494

(1)    Grupo Aval has initially adopted IFRS 9 as of January 1, 2018.  According to the transition methods chosen, comparative information is not restated. See note 2(2.4 (C)).

Disclosure of detailed information about financial assets and liabilities accounted at amortized cost and valued at fair value only for purposes of this disclosure [Text Block]

	December 31, 2019				December 31, 2018
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets
Investments in debt securities at amortized cost (1)	Ps.	3,053,862	Ps.	3,031,355	Ps.	2,972,616	Ps.	2,984,973
Credit portfolio at amortized cost (2)		173,942,317		183,308,411		168,685,654		176,228,181
Total financial assets	Ps.	176,996,179	Ps.	186,339,766	Ps.	171,658,270	Ps.	179,213,154

Liabilities
Customer deposits (3)	Ps.	175,491,421	Ps.	176,310,606	Ps.	164,359,451	Ps.	164,682,493
Financial obligations (4)		54,844,576		56,116,678		51,211,990		51,811,778
Total financial liabilities	Ps.	230,335,997	Ps.	232,427,284	Ps.	215,571,441	Ps.	216,494,271
(1)	Financial assets at amortized cost

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2.

(2)	Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at the interest rates offered by banks for granting new loans, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(3)	Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(4)	Financial obligations

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.

Rubber Plantation
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

	TSR20 reference price	Change in fiscal year-	Value of the biological	Profits
	USD/ton	end price	asset	before taxes
	1,619	5%	61,736	10,550
Dec-19	1,542	Baseline scenario	57,698	6,513
	1,465	(5)%	53,660	2,475
	1,597	5%	43,609	4,241
Dec-18	1,521	Baseline scenario	41,533	2,164
	1,445	(5)%	39,456	88

African Palm Plantation
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

	CPO reference price	Change in fiscal year-	Value of the biological	Profits
	USD/ton	end price	asset	before taxes
	725	5%	35,990	582
Dec-19	690	Baseline scenario	32,509	(2,900)
	656	(5)%	29,027	(6,382)
	705	5%	31,272	(7,792)
Dec-18	671	Baseline scenario	29,783	(9,281)
	638	(5)%	28,293	(10,770)

Recurring fair value measurement
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure Of Fair Value Measurement Of Assets and liabilities [Text Block]

December 31, 2019

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	1,503,708	Ps.	922,052	Ps.	—	Ps.	2,425,760
Securities issued or secured by other Colombian Government entities		—		175,794		—		175,794
Securities issued or secured by foreign Governments		3,220		136,314		—		139,534
Securities issued or secured by central banks		—		13,966		—		13,966
Securities issued or secured by other financial entities		33,179		1,817,243		—		1,850,422
Securities issued or secured by non-financial sector entities		—		33,942		—		33,942
Others		—		33,695		—		33,695
Total trading investments	Ps.	1,540,107	Ps.	3,133,006	Ps.	—	Ps.	4,673,113
Investments in debt securities at fair value through profit or loss
Others		—		—		10,102		10,102
Total investments in debt securities at fair value through profit or loss	Ps.	1,540,107	Ps.	3,133,006	Ps.	10,102	Ps.	4,683,215
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government		7,923,409		3,720,533		—		11,643,942
Securities issued or secured by other Colombian Government entities		191,994		273,684		—		465,678
Securities issued or secured by foreign Governments		9,954		4,987,476		—		4,997,430
Securities issued or secured by central banks		—		970,095		—		970,095
Securities issued or secured by other financial entities		237,887		2,817,038		—		3,054,925
Securities issued or secured by non-financial sector entities		—		34,840		—		34,840
Others		—		442,082		—		442,082
Total investments in debt securities at fair value through OCI	Ps.	8,363,244	Ps.	13,245,748	Ps.	—	Ps.	21,608,992
Total investments in debt securities	Ps.	9,903,351	Ps.	16,378,754	Ps.	10,102	Ps.	26,292,207

Equity securities
Trading equity securities		1,679		3,046,048		475,394		3,523,121
Investments in equity through OCI		1,174,959		46,228		106,905		1,328,092
Total equity securities	Ps.	1,176,638	Ps.	3,092,276	Ps.	582,299	Ps.	4,851,213

Held for trading derivatives
Currency forward		—		765,166		—		765,166
Debt securities forward		—		253		—		253
Interest rate swap		—		73,481		—		73,481
Currency swap		—		34,682		—		34,682
Currency options		—		43,852		—		43,852
Total held for trading derivatives	Ps.	—	Ps.	917,434	Ps.	—	Ps.	917,434
Hedging derivatives
Currency forward		—		166,598		—		166,598
Total hedging derivatives	Ps.	—	Ps.	166,598	Ps.	—	Ps.	166,598
Other account receivables
Financial assets in concession contracts		—		—		2,706,030		2,706,030
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	2,706,030	Ps.	2,706,030
Non- financial assets
Biological assets		—		—		104,857		104,857
Investment properties		—		—		928,566		928,566
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,033,423	Ps.	1,033,423
Total assets at fair value on recurring basis	Ps.	11,079,989	Ps.	20,555,062	Ps.	4,331,854	Ps.	35,966,905

Liabilities
Trading derivatives
Currency forward		—		815,393		—		815,393
Debt securities forward		—		574		—		574
Debt securities futures		52		—		—		52
Interest rate swap		—		64,500		—		64,500
Currency swap		—		31,982		—		31,982
Currency options		—		49,937		—		49,937
Total trading derivatives	Ps.	52	Ps.	962,386	Ps.	—	Ps.	962,438
Hedging derivatives
Currency forward		—		90,726		—		90,726
Interest rate swap		—		3,572		—		3,572
Total hedging derivatives	Ps.	—	Ps.	94,298	Ps.	—	Ps.	94,298
Total liabilities at fair value on recurring basis	Ps.	52	Ps.	1,056,684	Ps.	—	Ps.	1,056,736

December 31, 2018

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	2,109,574	Ps.	161,068	Ps.	—	Ps.	2,270,642
Securities issued or secured by other Colombian Government entities		19,606		108,940		—		128,546
Securities issued or secured by foreign Governments		—		98,155		—		98,155
Securities issued or secured by central banks		—		12,914		—		12,914
Securities issued or secured by other financial entities		—		1,218,751		—		1,218,751
Securities issued or secured by non-financial sector entities		—		29,122		—		29,122
Others		—		4,848		—		4,848
Total trading investments	Ps.	2,129,180	Ps.	1,633,798	Ps.	—	Ps.	3,762,978
Investments in debt securities at fair value through profit or loss
Others		—		17,523		13,733		31,256
Total investments in debt securities at fair value through profit or loss	Ps.	2,129,180	Ps.	1,651,321	Ps.	13,733	Ps.	3,794,234
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government		8,208,778		2,316,996		—		10,525,774
Securities issued or secured by other Colombian Government entities		232,312		265,323		—		497,635
Securities issued or secured by foreign Governments		91,315		2,924,241		—		3,015,556
Securities issued or secured by central banks		—		1,131,740		—		1,131,740
Securities issued or secured by other financial entities		279,653		3,028,827		—		3,308,480
Securities issued or secured by non-financial sector entities		—		209,940		—		209,940
Others		—		246,632		—		246,632
Total investments in debt securities at fair value through OCI	Ps.	8,812,058	Ps.	10,123,699	Ps.	—	Ps.	18,935,757
Total investments in debt securities	Ps.	10,941,238	Ps.	11,775,020	Ps.	13,733	Ps.	22,729,991

Equity securities
Trading equity securities		3,060		2,212,915		456,673		2,672,648
Investments in equity through OCI		935,737		51,224		103,640		1,090,601
Total equity securities	Ps.	938,797	Ps.	2,264,139	Ps.	560,313	Ps.	3,763,249

Held for trading derivatives
Currency forward		—		616,116		1,683		617,799
Debt securities forward		—		71		—		71
Interest rate swap		—		43,181		—		43,181
Currency swap		—		48,546		—		48,546
Currency options		—		59,089		—		59,089
Total held for trading derivatives	Ps.	—	Ps.	767,003	Ps.	1,683	Ps.	768,686
Hedging derivatives
Currency forward		—		30,138		—		30,138
Total hedging derivatives	Ps.	—	Ps.	30,138	Ps.	—	Ps.	30,138
Other account receivables
Financial assets in concession contracts		—		—		2,488,414		2,488,414
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	2,488,414	Ps.	2,488,414
Non- financial assets
Biological assets		—		—		84,206		84,206
Investment properties		—		—		836,324		836,324
Total non- financial assets	Ps.	—	Ps.	—	Ps.	920,530	Ps.	920,530
Total assets at fair value on recurring basis	Ps.	11,880,035	Ps.	14,836,300	Ps.	3,984,673	Ps.	30,701,008

Liabilities
Trading derivatives
Currency forward		—		583,242		5,779		589,021
Debt securities forward		—		2,730		—		2,730
Debt securities futures		32		—		—		32
Interest rate swap		—		32,380		—		32,380
Currency swap		—		148,378		—		148,378
Currency options		—		38,764		—		38,764
Total trading derivatives	Ps.	32	Ps.	805,494	Ps.	5,779	Ps.	811,305
Hedging derivatives
Currency forward		—		195,539		—		195,539
Total hedging derivatives	Ps.	—	Ps.	195,539	Ps.	—	Ps.	195,539
Total liabilities at fair value on recurring basis	Ps.	32	Ps.	1,001,033	Ps.	5,779	Ps.	1,006,844

Non-recurring fair value measurement
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure Of Fair Value Measurement Of Assets and liabilities [Text Block]

	Level 1		Level 2		Level 3		Total
December 31, 2019
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	870,110	Ps.	870,110
Non- current assets held for sale		—		—		206,193		206,193
	Ps.	—	Ps.	—	Ps.	1,076,303	Ps.	1,076,303

	Level 1		Level 2		Level 3		Total
December 31, 2018
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	896,257	Ps.	896,257
Non- current assets held for sale		—		—		186,714		186,714
	Ps.	—	Ps.	—	Ps.	1,082,971	Ps.	1,082,971